United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 09/30/12

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.


Peregrine Asset Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-14608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	November 14, 2012
Signature	[City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total:  80,194
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

02		28-11324		        Cobiz Capital Management
03		28-7018				Summit Capital Management




Master List of Securities
As of 09/30/2012

                                TITLE 	CUSIP	   VALUE       SHRs or	SH/ PUT/  INVESTMENT  OTHER    	 VOTING AUTHORITy
NAME OF ISSUER                  OF CLASS          (x$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGER	SOLE	SHARED	NONE

Abbot Labs			COM	002824100	312	 4,550	SH	   SOLE					  4550
Abbot Labs			COM	002824100	 70	 1,015	SH	   SH-OTHER	02			 1,015
Aberdeen Asia Pacific Incom     COM	003009107        95	12,265	SH	   SOLE			                12,265
Allergan                        COM	018490102       275	 3,000	SH	   SOLE			                 3,000
Amer 1st Tax Exempt Invest MLP  BEN UNIT02364V107       545     90,800	SH         SOLE                          	90,800
American Intl Group		COM	026874784	305	 9,295	SH	   SOLE					 9,295
Amgen                     	COM     031162100       464      5,500	SH         SOLE                          	 5,500
Annaly Cap Mgmt        Note 5.000% 5/1  035710AB8       536    525,000	SH         SOLE                                525,000
Annies     			COM	03600T104     1,049	23,400	SH	   SOLE			                23,400
Antares Pharma                  COM     036642106       180     41,234	SH         SOLE                          	41,234
Apple                           COM     037833100     8,166     12,241	SH         SOLE                         	12,241
Apple                           COM     037833100	147	   221	SH         SH-OTHER	02			   221
Ares Capital                   	COM     04010L103       648    	37,780	SH         SOLE                          	37,780
Armour Residential              COM     042315101       324     42,304	SH         SOLE                          	42,304
Ashland			        COM	044209104     3,578	49,977	SH	   SOLE					49,977
AT&T				COM	00206R102	191	 5,080	SH	   SOLE				 	 5,080
AT&T				COM	00206R102	 95	 2,515	SH	   SH-OTHER	02			 2,515
Baidu .Com                      COM     056752108       234      2,000	SH         SOLE                          	 2,000
Bank of America     		COM	060505104       519	58,775	SH	   SOLE			                58,775
Biglari Hldgs                   COM     08986R101       475      1,300	SH         SOLE                          	 1,300
Bio Rad Labs                    COM     090572207       256      2,400	SH         SOLE                          	 2,400
Biogen Idec                     COM     09062X103       507      3,400	SH         SOLE                          	 3,400
BJ's Restaurants                COM     09180C106       272      6,000	SH         SOLE                          	 6,000
Blackrock High Income	        COM	09250E107        89	36,287	SH	   SOLE			                36,287
Blackrock Debt Strat Fd	        COM	09255R103        57	12,625	SH	   SOLE			                12,625
Blackrock Floating Rate Fd	COM	091941104       181	12,300	SH	   SOLE			                12,300
Carlisle Cos		        COM	142339100     2,381	45,850	SH	   SOLE			                45,850
Caterpillar                     COM     149123101       461      5,345	SH         SOLE                          	 5,345
Chesapeake Energy Corp	        COM	165167107       625	33,100	SH	   SOLE			                33,100
Chevron		                COM     166764100        75        642	SH         SH-OTHER	02              	   642
Chevron		                COM     166764100       297      2,554	SH         SOLE                          	 2,554
Chimera Invst                   COM     125527101       303    111,630	SH         SOLE                                111,630
Clorox                          COM     189054109       288      4,000	SH         SOLE                          	 4,000
Columbia Banking Systems        COM     197236102       282     15,217	SH         SOLE                          	15,217
Costco Wholesale                COM     22160K105       312      3,115	SH         SOLE                          	 3,115
Costco Wholesale                COM     22160K105        72        723	SH         SH-OTHER	02                	   723
Craft Brew Alliance		COM	224122101	102	13,000	SH	   SOLE					13,000
Deutsche Bank AG                COM     D18190898     1,106     27,900	SH         SOLE                          	27,900
Dollar General                  COM     256669102       459      8,900 	SH         SOLE                          	 8,900
Energy Transfer Partners 	MLP     29273R109       354      8,304	SH         SOLE                          	 8,304
Energy XXI          		COM     G10082108     1,503     43,000	SH         SOLE                          	43,000
EOG Resources                   COM     26875P101     2,317    20,675	SH         SOLE                          	20,675
Essex Ppty Tr Inc         	COM     297278105       200      1,350	SH         SOLE                          	 1,350
EV Energy Partners              MLP     26926V107       248      4,000	SH         SOLE                          	 4,000
Everbank Financial Corp		COM     29977G102       896     65,051	SH         SOLE                          	65,051
Exxon Mobil                     COM     30231G102     1,230	13,442	SH         SOLE                        		13,442
Exxon Mobil                     COM     30231G102 	155	 1,700	SH         SH-OTHER	03			 1,700
Facebook		        COM     30303M102       307     14,190	SH         SOLE                          	14,190
Fifth Street Finance        	COM     31678A103       269     24,500	SH         SOLE                          	24,500
Frontier Communications	        COM     35906A108       117     23,798	SH         SOLE                          	23,798
Fusion-IO    		        COM     36112J107     1,010     33,350	SH         SOLE                          	33,350
General Electric                COM     369604103       690     30,368	SH         SOLE                        		30,368
General Electric                COM     369604103	 13	   576	SH         SH-OTHER	02			   576
General Electric                COM     369604103	202	 8,900	SH         SH-OTHER	03			 8,900
General Mills	        	COM     370334104     1,787     44,850	SH         SOLE                          	44,850
Google                          COM     38259P508     8,555     11,339	SH         SOLE                          	11,339
Grand Canyon Education	        COM     38526M106       727     30,900	SH         SOLE                          	30,900
GSV Cap Corp                    COM     36191J101        91     10,505	SH         SOLE                          	10,505
GT Advanced Technolgies         COM     36191U106       465     85,400	SH         SOLE                          	85,400
Health Care Reit	      	cOM	42217K106       346      6,000	SH         SOLE                          	 6,000
Hercules Offshore               COM     427093109       346     70,900	SH         SOLE                          	70,900
Home Depot                      COM     437076102       294      4,878	SH         SOLE                          	 4,878
Hovnanian Enterprise            COM     442487203        35     10,200	SH         SOLE                          	10,200
IBM                             COM     459200101       291      1,400	SH         SOLE                       		 1,400
IBM                             COM     459200101 	 72	   348	SH         SH-OTHER	02			   348
IHS                             COM     451734107       292      3,000	SH         SOLE                          	 3,000
Intel Corp                      COM     458140100     1,162     51,273	SH         SOLE                          	51,273
IsharesTr IBOXX INV CPBD        COM     464287242       688      5.652	SH         SOLE                          	 5,652
Ishares Tr   20+ Treas Index    COM     464287432       720      5,800	SH         SOLE                          	 5,800
Ishares Tr Silver   		COM     46428Q109       392     11,710	SH         SOLE                          	11,710
Ishares Tr Barclays Tips        COM     464287176       231      1,900	SH         SOLE                          	 1,900
Jazz Pharmaceuticals            COM     G50871105       298      5,225	SH         SOLE                          	 5,225
Johnson&Johnson                 COM     478160104       191      2,772	SH         SOLE                          	 2,772
Johnson&Johnson                 COM     478160104        66        958	SH         SH-OTHER	02              	   958
JP Morgan                       COM     46625H100       159      3,938	SH         SOLE                          	 3,938
JP Morgan                	COM     46625H100        88      2,176	SH         SH-OTHER	02              	 2,176
Kinder Morgan Mgmt              SHS     49455U100       565      7,400	SH         SOLE                          	 7,400
L-3 communications              COM     502424104       394      5,500	SH         SOLE                          	 5,500
Linkedin                        COM     53578A108     3,239     26,905	SH         SOLE                          	26,905
Linn Energy                     MLP     536020100       821     19,900	SH         SOLE                          	19,900
Louisana Pacific                COM     546347105       319     25,500	SH         SOLE                          	25,500
MagneGas                        COM     55939L202        27     10,000	SH         SOLE                          	10,000
Managed High Yield  Plus Fd In  MF      561911108       266    120,341	SH         SOLE                                120,341
MarkWest Energy                 MLP     570759100       468      8,609	SH         SOLE                         	 8,609
Mellanox Technologies           SHS     M51363113       203      2,000	SH         SOLE                          	 2,000
MFA Mtg Invts                   COM     55272X102       363     42,700	SH         SOLE                          	42,700
Michael Kors                    SHS     G60754101       722     13,570	SH         SOLE                          	13,570
Microsoft                       COM     594918104       550     18,460	SH         SOLE                          	18,460
Microsoft                       COM     594918104       339     11,400	SH         SH-OTHER	03                      11,400
NeoPhotonics                    COM     64051T100       155     26,500	SH         SOLE                          	26,500
Nike                            COM     654106103       871      9,179	SH         SOLE                          	 9,179
Nike                            COM     654106103        51        535	SH         SH-OTHER 	02                         535
Niska Gas Storage               MLP     654678101       344     27,470	SH         SOLE                          	27,470
Nokia                           COM     654902204         6      2,556	SH         SOLE                          	 2,556
Nokia                           COM     654902204       153     59,300	SH         SH-OTHER	03              	59,300
Northstar Rlty Fin              COM     66704R100       148     23,200	SH         SOLE                          	23,200
Oceaneering Intl                COM     675232102     1,420     25,700	SH         SOLE                          	25,700
Ocwen                           COM     675746309     1,028     37,490	SH         SOLE                          	37,490
Oncothyreon                     COM     682324108        91     17,800	SH         SOLE                          	17,800
Parexel			        COM     699462107       592     19,250	SH         SOLE                          	19,250
PennantPark Investments         COM     708062104       191     18,000	SH         SOLE                          	18,000
PennyMac Mortgage               COM     70931T103       444     19,000	SH         SOLE                          	19,000
Pimco Income Strategy Fund      COM     72201H108       230     17,415	SH         SOLE                          	17,415
Polaris Inds                    COM     731068102       243      3,000	SH         SOLE                          	 3,000
Proshares Tr PSHS SHRT S&P500   COM     74347R503       352     10,323	SH         SH-OTHER	03              	10,323
Qualcomm Inc                    COM     747525103       374      5,990	SH         SOLE                          	 5,990
Qualcomm Inc                    COM     747525103        73      1,160	SH         SH-OTHER	02              	 1,160
Regions Financial               COM     7591EP100       469     65,200	SH         SOLE                          	65,200
S&P 500 Depository Receipt      COM     78462F103       314      2,180	SH         SOLE                          	 2,180
Sherwin Williams                COM     824348106       283      1,900	SH         SOLE                          	 1,900
Southwest Airlines              COM     844741108         1        136	SH         SOLE                          	   136
Southwest Airlines              COM     844741108       124     14,100	SH         SH-OTHER	03              	14,100
SPDR Gold Trust                  UT     78463V107       180      1,050	SH         SOLE                          	   950
SPDR Gold Trust                  UT     78463V107       155        900	SH         SH-OTHER	03                         900
Spirit Airlines                 COM     848577102       687     40,250	SH         SOLE                          	40,250
Splunk                          COM     848637104     1,234     33,600	SH         SOLE                          	33,600
Sprott Physical Gold Tr          UT     85207H104       152     10,000	SH         SOLE                          	10,000
Syngenta                        COM     87160A100       599      8,000	SH         SOLE                          	 8,000
Templeton Emerging  Markets     COM     880192109       186     10,975	SH         SOLE                          	10,975
Tesla Motors                    COM     872438106       927     31,650	SH         SOLE                                 31,650
THL Credit                      COM     872438106       195     13,900	SH         SOLE                                 13,900
3-D Sys Corp                    COM     88554D205       862     26,250	SH         SOLE                                 26,250
Trimas                          COM     896215209       869     36,050	SH         SOLE                                 36,050
Turkcell Iletisim Hizmetleri    ADR     900111204       701     46,300	SH         SOLE                          	46,300
Union Pacific                   COM     907818108       261      2,200	SH         SOLE                          	 2,200
Union Pacific                   COM     907818108        68        570	SH         SH-OTHER	02              	   570
US Bancorp                      COM     902973304       664     19,355	SH         SOLE                          	19,355
US Bancorp                      COM     902973304        73      2,142	SH         SH-OTHER	02               	 2,142
US Bancorp                      COM     902973304       165      4,800	SH         SH-OTHER	03               	 4,800
Vanguard NaT Resources     COM UNIT     92205F106       234      8,100	SH         SOLE                          	 8,100
Verizon Comm                    COM     92343V104       524     11,497	SH         SOLE                          	11,497
Williams Sonoma                 COM     969904101       220      5,000	SH         SOLE               	 		 5,000
Wynn Resorts                    COM     983134107     1,614     13,980	SH         SOLE               	 		13,980
Yahoo                           COM     984332106        43      2,700	SH         SOLE                          	 2,700
Yahoo                           COM     984332106	208	13,000	SH         SH-OTHER	03			13,000
------------------------------          --------------------------------
